Altegris Managed Futures Strategy Fund

(a series of Northern Lights Fund Trust)

Class A	MFTAX
Class C	MFTCX
Class I	MFTIX

Supplement dated June 23, 2011
to the Prospectus dated July 22, 2010

Rodney Square Management Corporation ("Rodney Square") formerly served as sub-adviser to the Altegris Managed Futures Strategy Fund.  On May 16, 2011, the ultimate parent company of Rodney Square was acquired, resulting in the automatic termination of the Fund’s sub-advisory agreement with Rodney Square.  The Fund's adviser, Altegris Advisors, L.L.C., will perform all investment management duties previously performed by Rodney Square until a new sub-adviser is retained by the adviser.

The adviser intends to employ a new sub-adviser within the next thirty days.  As described in the Fund's Prospectus, the adviser has requested that the Securities and Exchange Commission grant an order that allows the adviser to hire a new sub-adviser or sub-advisers for the Fund without shareholder approval.  Until that order is granted, shareholder approval is required if the adviser hires a new sub-adviser or sub-advisers.  The adviser anticipates that the order will be granted prior to hiring a new sub-adviser.  The order will eliminate the need for a shareholders meeting and vote.  However, there is no guarantee that such an order will be issued.  Shareholders will be notified if and when a new sub-adviser is employed by the adviser.

Effective June 9, 2011, the adviser has agreed to modify its advisory fee schedule to include breakpoints according to the table below.

Advisory Fee Breakpoint Table

Portion of Net Assets	Advisory Fee
$1 billion and less	1.50%
Greater than $1 billion and less than or equal to $1.5 billion	1.40%
Greater than $1.5 billion and less than or equal to $2.0 billion	1.30%
Greater than $2.0 billion and less than or equal to $2.5 billion	1.20%
Greater than $2.5 billion and less than or equal to $3.0 billion	1.10%
Greater than $3 billion	1.00%

The following additional disclosure is added to footnote number 1 to the "Other Expenses" line item in the table entitled Annual Fund Operating Expenses in the section of the Prospectus entitled FUND SUMMARY.

The other expenses estimate does not include the cost of investing in underlying funds, like commodity pools, that are not investment companies.  The Fund estimates that underlying fund expenses, if presented, would be 0.80%.  This estimate does not include performance-based fees, which cannot be meaningfully estimated, paid by underlying funds which range from 10% to 35% of an underlying fund's profits.

The following additional disclosures replace existing disclosures or are added to the section entitled FUND SUMMARY – PRINCIPAL INVESTMENT RISKS in the Prospectus.

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Regulatory Change Risk:  The Fund has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation.  Recently, the CFTC has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all Underlying Funds to register with the CFTC.  Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

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Taxation Risk:  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

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Underlying Funds Risk:  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  The Underlying Funds will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to each Underlying Fund manager.  Those performance based fees will be paid by the Underlying Fund to each manager without regard to the performance of other managers and the Underlying Fund's overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.  There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Fund will be profitable or avoid losses.

The following additional disclosure is added to the section entitled ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS - PRINCIPAL INVESTMENT STRATEGIES in the Prospectus.

Additional Information about Underlying Funds:  Each Underlying Fund, or share classes of the Underlying Fund, is managed by a manager or trading adviser, pursuant to a proprietary strategy.  The Underlying Funds use a form of leverage often referred to as "notional funding" - that is the nominal trading level for an Underlying Fund will exceed the cash deposited in its trading accounts.  For example if the Underlying Fund manager wants the Underlying Fund to trade a $10,000,000 portfolio (the "nominal trading level") the Underlying Fund's margin requirement may be $500,000.  The Underlying Fund can either deposit $10,000,000 to "fully fund" the account or can deposit only a portion of the $10,000,000, provided that the amount deposited meets the account's ongoing minimum margin requirements.  The difference between the amount of cash deposited in the account and the nominal trading level of the account is referred to as notional funding.  The use of notional funding (i.e., leverage) will increase the volatility of the Underlying Funds.  In addition, the leverage may make the Underlying Funds subject to more frequent margin calls.  However, additional funds to meet margin calls are available only to the extent of an Underlying Fund's assets and not from the Subsidiary or the Fund.  Underlying Fund management fees are based on the nominal trading level and not the cash deposited in the trading account.  For illustration purposes only, assume an Underlying Fund has assets of $50 million.  The Underlying Fund is notionally funded and uses a nominal trading level of $200 million.  The Underlying Fund pays its manager an annual management fee of 2% of the nominal account size, or $4,000,000.  While the management fee represents 2% of the nominal account size ($200 million), the management fee represents 8% of the cash deposited ($50 million) in the Underlying Fund's trading account.

The following additional disclosures replace existing disclosures or are added to the section entitled ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS - PRINCIPAL INVESTMENT RISKS in the Prospectus.

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Regulatory Change Risk:  The Fund has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation.  Accordingly, the Fund is not subject to registration or regulation as a commodity pool operator.  Recently, the CFTC has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all Underlying Funds to register with the CFTC.  While many provisions of the proposed rule may not necessarily have a direct, immediate effect upon the Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

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Taxation Risk:  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  The subsidiary is classified as a controlled foreign corporation for US tax purposes.  Typically any gains/losses from trading in 1256 futures contracts, such as exchange-traded commodity futures contracts, are taxed 60% as long term capital gains/losses and 40% short term capital gains/losses.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in the Underlying Funds will be passed through to the Fund as ordinary income and reflected on shareholder's tax Form 1099s as such.

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Underlying Funds Risk:  The Fund will invest a portion of its assets in through Underlying Funds.  Investing through Underlying Funds entails a number of risks including:

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Strategies Risk:  Underlying Funds will employ various active strategies that will trade various derivative instruments including (i) options, (ii) futures, (iii) forwards or (iv) spot contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices.  These strategies involve substantial risks that differ from traditional mutual funds.  Each Underlying Fund is subject to specific risks, depending on the nature of the fund.  These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities, commodities and other derivatives.

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Additional Risk:  The strategy of investing in Underlying Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain restrictions on the acquisition of Underlying Funds by the Fund may prevent the Fund from allocating investments in the manner the adviser considers optimal.

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Leverage and Volatility Risk:  Each Underlying Fund normally uses leverage to increase the level of its trading and its exposure to its strategies.  The use of leverage by the Underlying Funds increases their volatility and will magnify any losses by an Underlying Fund.  Because the Fund invests in leveraged securities (shares of the Underlying Funds), the volatility and risk of loss by the Fund is also magnified.

o

Fees:  Your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in the types of derivatives held by the Underlying Funds.  In addition to the Fund's direct fees and expenses, you will indirectly bear fees and expenses charged by the Underlying Funds, including commodity brokerage commissions and operating expenses.  Each Underlying Fund will pay management and performance based fees to its manager.  Management fees typically are based on the leveraged account size and not the actual cash invested in the Underlying Fund.  Based on expected leverage levels, the management fees paid by the Underlying Funds to their managers will represent between 0% and approximately 12.5% of the Fund's investment in the Underlying Funds.  Depending on the fee, this represents between 0 to 2.5% of the Funds assets.  Performance fees will range from 10% to 35% of each Underlying Fund's returns and are computed for each Underlying Fund without regard the performance other Underlying Funds. Accordingly, the Fund may indirectly pay a performance fee to an Underlying Fund's manager with positive investment performance, even if the Fund's overall returns are negative.

Effective June 1, 2011, JPMorgan Chase Bank, N.A., located at 270 Park Avenue, New York, NY  10017 began serving as custodian for the Fund, replacing Wilmington Trust Company.  All references to Wilmington Trust Company in the Prospectus should be disregarded.

The Fund's independent registered public accounting firm for the fiscal year ending June 30, 2011, is now Ernst & Young LLP, located at 2001 Market Street, Suite 4000, Philadelphia,  PA 19103.  The Fund's previous independent registered public accounting firm was McGladrey & Pullen LLP, located at 555 Seventeenth Street, Suite 1000, Denver, Colorado 80202.  All references to McGladrey & Pullen LLP in the Prospectus should be disregarded.

As of December 3, 2010, the Fund terminated its right to honor certain redemption requests by making payment in whole or in part in readily marketable securities ("redemption in kind").  Therefore, the paragraph in the Prospectus entitled "Redemptions in Kind," is hereby deleted in its entirety.  Shareholders will be given at least 60 days written notice of any change in this policy.

This Supplement, and the Prospectus and Statement of Additional Information both dated July 22, 2010, as well as a supplement to the Statement of Additional Information dated June 23, 2011, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information both dated July 22, 2010, as well as a supplement to the Statement of Additional Information dated June 23, 2011, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-877-772-5838.

Altegris Managed Futures Strategy Fund

(a series of Northern Lights Fund Trust)

Class A	MFTAX
Class C	MFTCX
Class I	MFTIX

Supplement dated June 23, 2011
to the Statement of Additional Information dated July 22, 2010

The following additional disclosures are added to the section entitled TYPES OF INVESTMENTS.

Underlying Funds

The Fund invests a portion of its assets directly, or through the Subsidiary, in corporations (including foreign corporations), limited partnerships and other pooled investment vehicles ("Underlying Funds").  Each Underlying Fund, or share class of the Underlying Fund, is managed by its own manager or trading adviser, pursuant to a proprietary strategy.  The Underlying Funds use a form of leverage often referred to as "notional funding" - that is the nominal trading level for an Underlying Fund will exceed the cash deposited in its trading accounts. For example, if the Underlying Fund manager wants the Underlying Fund to trade a $200,000,000 portfolio (the "nominal trading level") the Underlying Fund's margin requirement may be $10,000,000.  The Underlying Fund can either deposit $200,000,000 to "fully fund" the account or can deposit only a portion of the $200,000,000, provided that the amount deposited meets the account's ongoing minimum margin requirements.  The difference between the amount of cash deposited in the account and the nominal trading level of the account is referred to as notional funding.  The use of notional funding (i.e., leverage) will increase the volatility of the Underlying Funds.  In addition, the leverage may make the Underlying Funds subject to more frequent margin calls.  Being forced to raise cash at inopportune times to meet margin calls may prevent the Underlying Fund manager from making investments it considers optimal.  As currently structured, the cash deposited in the trading account for each Underlying Fund will be available to meet the margin requirements of any share class of the Underlying Fund.  However, additional funds to meet margin calls are available only to the extent of the Underlying Fund's assets and not from the Subsidiary or the Fund.  Underlying Fund management fees are based on the nominal trading level and not the cash deposited in the trading account.  For illustration purposes only, assume an Underlying Fund has assets of $50 million.  The Underlying Fund is notionally funded and uses a nominal trading level of $200 million.  The Underlying Fund pays its manager an annual management fee of 2% of the nominal account size, or $4,000,000.  While the management fee represents 2% of the nominal account size ($200 million), the management fee represents 8% of the cash deposited ($50 million) in the Underlying Fund's trading account.

The Underlying Funds are typically offered privately and no public market for such securities will exist.  However, shares of the Underlying Funds are redeemable at intervals of one week or less. See, "Illiquid and Restricted Securities."

Effective June 1, 2011, JPMorgan Chase Bank, N.A., located at 270 Park Avenue, New York, NY  10017 began serving as custodian for the Fund, replacing Wilmington Trust Company.  All references to Wilmington Trust Company in the Statement of Additional Information as well as in the Prospectus should be disregarded.

The Fund's independent registered public accounting firm for the fiscal year ending June 30, 2011, is now Ernst & Young LLP, located at 2001 Market Street, Suite 4000, Philadelphia,  PA 19103.  The Fund's previous independent registered public accounting firm was McGladrey & Pullen LLP, located at 555 Seventeenth Street, Suite 1000, Denver, Colorado 80202.  All references to McGladrey & Pullen LLP in the Statement of Additional Information should be disregarded.

This Supplement, and the Prospectus and Statement of Additional Information both dated July 22, 2010, as well as a supplement to the Prospectus dated June 23, 2011, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information both dated July 22, 2010, as well as a supplement to the Prospectus dated June 23, 2011, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-877-772-5838.